The basic and diluted income per common stock is calculated as follows: (Details) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Common Class A Subject to Redemption [Member]
Class of Stock [Line Items]
Net income allocable to Class A common stock subject to possible redemption	$ (193,333)	$ (2,566,418)	$ (609,907)	$ 964,563	$ 2,287,263	$ 1,534,917
Basic weighted average shares outstanding	1,495,652	10,326,000	1,671,103	10,326,000	10,326,000	9,582,767
Basic net income per common stock	$ (0.13)	$ (0.25)	$ (0.36)	$ 0.09	$ 0.22	$ 0.16
Earnings Per Share, Diluted	$ (0.13)	$ (0.25)	$ (0.36)	$ 0.09	0.22	0.16
Weighted Average Number of Diluted Shares Outstanding One	1,495,652	10,326,000	1,671,103	10,326,000
Common Share Not Subject Redemption [Member]
Class of Stock [Line Items]
Basic weighted average shares outstanding	2,684,760	2,684,760	2,684,760	2,684,760
Basic net income per common stock	$ (0.13)	$ (0.25)	$ (0.36)	$ 0.09	0.22	0.16
Earnings Per Share, Diluted	$ (0.13)	$ (0.25)	$ (0.36)	$ 0.09	$ 0.22	$ 0.16
Net (loss) income allocable to non-redeemable common stock	$ (345,246)	$ (667,269)	$ (979,864)	$ 250,786	$ 578,954	$ 430,031
Weighted average number of shares outstanding, basic	2,684,760	2,684,760	2,684,760	2,684,760	2,613,724	2,684,760
Weighted Average Number of Diluted Shares Outstanding One	2,684,760	2,684,760	2,684,760	2,684,760	2,613,724	2,684,760